Note 8 - Net Loss Per Share - 10Q (Details Textual) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,191,810	2,496,585